Significant Accounting Policies, Net Loss Per Share (FY) (Details) - shares	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Net Loss Per Share [Abstract]
Shares excluded in calculation of diluted loss per share (in shares)	0	61,833,333